Florida Insured Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments -- 100.0%


Ratings (Unaudited)
-------------------      Principal
                         Amount
             Standard    (000's
Moody's      & Poor's    omitted)     Security                           Value
---------------------------------------------------------------------------------------

Escrowed / Prerefunded -- 1.7%
---------------------------------------------------------------------------------------
 Aaa         AAA         $ 1,160      Dade County, Professional Sports
                                      Franchise, (MBIA), 0.00%, 10/1/19  $   396,210
---------------------------------------------------------------------------------------
                                                                         $   396,210
---------------------------------------------------------------------------------------

Housing -- 16.0%
---------------------------------------------------------------------------------------
 Aaa         NR          $   360      Duval County HFA, SFMR, (GNMA),
                                      (AMT), 6.70%, 10/1/26              $    385,495
 Aaa         AAA             750      Escambia County HFA, SFMR,
                                      (GNMA), (AMT), 7.00%, 4/1/28            825,105
 Aaa         NR              715      Manatee County, HFA, SFMR,
                                      (GNMA), (AMT), 6.875%, 11/1/26          798,441
 Aaa         NR            1,000      Pinellas County HFA, SFMR, (AMT),
                                      5.80%, 3/1/29                         1,025,390
 NR          AAA             795      Pinellas County HFA, SFMR,
                                      (GNMA), (AMT), 6.70%, 2/1/28            852,304
---------------------------------------------------------------------------------------
                                                                         $  3,886,735
---------------------------------------------------------------------------------------

Insured-Education -- 2.2%
---------------------------------------------------------------------------------------
 Aaa         AAA         $   500      Florida A&M University, (Student
                                      Apartment Facilties), (MBIA),
                                      5.625%, 7/1/25                     $    521,690
---------------------------------------------------------------------------------------
                                                                         $    521,690
---------------------------------------------------------------------------------------

Insured-Electric Utilities -- 9.5%
---------------------------------------------------------------------------------------
 Aaa         AAA         $   445      Citrus County, PCR, (MBIA),
                                      6.35%, 2/1/22                      $    483,132
 Aaa         AAA             895      Florida State Municipal Power
                                      Agency, (Stanton), (AMBAC),
                                      4.50%, 10/1/27                          802,036
 Aaa         AAA           1,000      Puerto Rico Electric Power
                                      Authority, (MBIA), 5.50%, 7/1/25      1,028,010
---------------------------------------------------------------------------------------
                                                                         $  2,313,178
---------------------------------------------------------------------------------------

Insured-Hospitals -- 0.8%
---------------------------------------------------------------------------------------
 Aaa         AAA         $   200      Dade, Public Facilities Revenue,
                                      (Jackson Memorial Hospital),
                                      (MBIA), 4.875%, 6/1/15             $    195,052
---------------------------------------------------------------------------------------
                                                                         $    195,052
---------------------------------------------------------------------------------------

Insured-Housing -- 14.8%
---------------------------------------------------------------------------------------
 NR          A           $   375      Clearwater HFA, (Hamptons at
                                      Clearwater), (ACA), 5.30%, 5/1/18  $    377,261
 NR          A               500      Clearwater HFA, (Hamptons at
                                      Clearwater), (ACA), 5.35%, 5/1/24       503,000
 Aaa         AAA             500      Florida HFA, (Maitland Club
                                      Apartments), (AMBAC), (AMT),
                                      6.875%, 8/1/26                          549,655
 Aaa         AAA           1,000      Florida HFA, (Mariner Club
                                      Apartments), (AMBAC), (AMT),
                                      6.375%, 9/1/36                        1,078,220
 Aaa         AAA             500      Florida HFA, (MBIA), (AMT),
                                      5.90%, 7/1/29                           522,910
 Aaa         AAA             500      Florida HFA, (Spinnaker Cove
                                      Apartments), (AMBAC), (AMT),
                                      6.50%, 7/1/36                           542,930
---------------------------------------------------------------------------------------
                                                                         $  3,573,976
---------------------------------------------------------------------------------------

Insured-Industrial Development Revenue -- 2.1%
---------------------------------------------------------------------------------------
 Aaa         AAA         $   500      Dade County Resources Recovery
                                      Facilities, (AMBAC), (AMT),
                                      5.50%, 10/1/13                     $    517,885
---------------------------------------------------------------------------------------
                                                                         $    517,885
---------------------------------------------------------------------------------------

Insured-Special Tax Revenue -- 16.4%
---------------------------------------------------------------------------------------
 Aaa         AAA         $   500      Bradenton, Special Revenue
                                      Sub-Lien, (FGIC), 5.00%, 10/1/15   $    499,680
 Aaa         AAA           1,000      Jacksonville, Excise Taxes
                                      Revenue, (FGIC), 5.00%, 10/1/16         993,440
 Aaa         AAA           1,000      Jacksonville, Excise Taxes
                                      Revenue, (FGIC), (AMT), 5.70%,
                                      10/1/09                               1,048,010
 Aaa         AAA             250      Orange, Tourist Development Tax,
                                      (MBIA), 6.00%, 10/1/24                  272,013
 Aaa         AAA             505      St. Petersburg Excise Tax,
                                      (FGIC), 5.00%, 10/1/16                  501,096
 Aaa         AAA             340      Sunrise Public Facilities,
                                      (MBIA), 0.00%, 10/1/15                  144,673
 Aaa         AAA             500      Tampa, Occupational License Tax
                                      Revenue, (FGIC), 5.50%, 10/1/27         519,095
---------------------------------------------------------------------------------------
                                                                         $  3,978,007
---------------------------------------------------------------------------------------


                       See notes to financial statements

Florida Insured Municipals Portfolio  as of July 31, 1998
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
---------------------   Principal
                        Amount
             Standard   (000's
Moody's      & Poor's   omitted)     Security                            Value
--------------------------------------------------------------------------------------

Insured-Transportation -- 12.4%
--------------------------------------------------------------------------------------
 Aaa         AAA        $ 1,000      Dade County Aviation Facilities,
                                     (Miami International Airport),
                                     (FSA), (AMT), 5.125%, 10/1/22       $    982,250
 Aaa         AAA          1,000      Dade County, Seaport Revenue,
                                     (MBIA), 5.125%, 10/1/16                1,002,290
 Aaa         AAA          1,000      Florida Ports Financing
                                     Commission, (State Transportation
                                     Trust Fund), (MBIA), (AMT),            1,012,210
                                     5.375%, 6/1/27
--------------------------------------------------------------------------------------
                                                                         $  2,996,750
--------------------------------------------------------------------------------------

Insured-Water and Sewer -- 24.1%
--------------------------------------------------------------------------------------
 Aaa         AAA        $   500      Dade County, Water And Sewer
                                     System, (FGIC), 5.25%, 10/1/26      $    502,270
 Aaa         AAA            325      Dade County, Water and Sewer
                                     System, (FGIC), 5.375%, 10/1/16          333,769
 Aaa         AAA            735      Enterprise Community Development
                                     District, (MBIA), 6.125%, 5/1/24         799,967
 Aaa         AAA          1,000      Jacksonville, (AMBAC), (AMT),
                                     6.35%, 8/1/25                          1,095,869
 Aaa         AAA          1,000      Lee County IDA, (Bonita Springs),
                                     (MBIA), (AMT), 6.05%, 11/1/20          1,074,230
 Aaa         AAA             70      North Port, Utility Revenue,
                                     (FGIC), 6.25%, 10/1/17                    77,016
 Aaa         AAA            500      North Port, Utility Revenue,
                                     (FGIC), 6.25%, 10/1/22                   550,115
 Aaa         AAA            400      Titisville, (MBIA), 6.00%, 10/1/24       435,220
 Aaa         AAA          1,000      Vero Beach, (FGIC),
                                     5.00%, 12/1/21                           977,700
--------------------------------------------------------------------------------------
                                                                         $  5,846,156
--------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
     (identified cost $22,530,409)                                       $ 24,225,639
--------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio primarily invests in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 84.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. At July 31, 1998, the Portfolio's insured securities by financial institution are as follows:

                                                                        % of
                                                   Market Value     Market Value
--------------------------------------------------------------------------------
American Capital Access (ACA)                       $   880,261          3.6%
American Municipal Bond Assurance
     Corp. (AMBAC)                                    4,586,595         18.9
Financial Guaranty Insurance Corp. (FGIC)             6,002,191         24.8
Financial Security Assurance (FSA)                      982,250          4.1
Municipal Bond Insurance Assoc. (MBIA)                7,887,607         32.6
--------------------------------------------------------------------------------
Total                                               $20,338,904         84.0%
--------------------------------------------------------------------------------


                       See notes to financial statements

Hawaii Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%



Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                            Value
--------------------------------------------------------------------------------

Electric Utilities -- 3.0%
--------------------------------------------------------------------------------
 Baa1      BBB+     $1,500     Puerto Rico Electric Power
                               Authority, 0.00%, 7/1/17            $   576,450
--------------------------------------------------------------------------------
                                                                   $   576,450
--------------------------------------------------------------------------------

General Obligations -- 5.2%
--------------------------------------------------------------------------------
 A1        A+       $  140     Hawaii State, 5.75%, 1/1/11         $   153,082
 Aa2       AA          750     Honolulu, 4.75%, 9/1/17                 720,398
 Baa1      A           285     Puerto Rico, Public
                               Improvement, 0.00%, 7/1/15              120,777
--------------------------------------------------------------------------------
                                                                   $   994,257
--------------------------------------------------------------------------------

Hospitals -- 15.7%
--------------------------------------------------------------------------------
 A         A        $  635     Hawaii State Department of
                               Budget and Finance, (Kapiolani
                               Health System), 6.00%, 7/1/19       $   670,763
 Aa3       AA          870     Hawaii State Department of
                               Budget and Finance, (Queens
                               Health System), 5.75%, 7/1/26           912,507
 NR        BB          750     Hawaii State Department of
                               Budget and Finance, (Wahiawa
                               General Hospital), 7.50%, 7/1/12        816,120
 NR        BBB+        300     Hawaii State Department of
                               Budget and Finance, (Wilcox
                               Memorial Hospital), 5.35%, 7/1/18       297,087
 NR        BBB+        300     Hawaii State Department of
                               Budget and Finance, (Wilcox
                               Memorial Hospital), 5.50%, 7/1/28       298,674
--------------------------------------------------------------------------------
                                                                   $ 2,995,151
--------------------------------------------------------------------------------

Housing -- 7.5%
--------------------------------------------------------------------------------
 NR        AAA      $  200     Guam Housing Corp., Single
                               Family, 5.75%, 9/1/31               $   212,660
 Aa1       AA        1,000     Hawaii State Housing Finance
                               and Development, Single Family,
                               5.90%, 7/1/27                         1,039,639
 Aa1       AA          175     Hawaii State Housing Finance
                               and Development, Single Family,
                               (AMT), 6.00%, 7/1/26                    181,227
--------------------------------------------------------------------------------
                                                                   $ 1,433,526
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 6.0%
--------------------------------------------------------------------------------
 Ba2       BB-      $  370     Hawaii State Department of
                               Transportation, (Continental
                               Airlines, Inc.), (AMT),
                               5.625%, 11/15/27                    $   369,963
 A1        AA-         550     Puerto Rico Industrial,
                               Tourist, Educational,
                               Medical and Environmental
                               Control Authority, (Upjohn
                               Co.), 7.50%, 12/1/23                    572,545
 Baa3      BBB-        180     Puerto Rico Port Authority,
                               (American Airlines), (AMT),
                               6.30%, 6/1/23                           191,041
--------------------------------------------------------------------------------
                                                                   $ 1,133,549
--------------------------------------------------------------------------------

Insured-Education -- 5.5%
--------------------------------------------------------------------------------
 Aaa       AAA      $  500     Hawaii State Housing
                               Development Corp.,
                               (University of Hawaii),
                               (AMBAC), 5.65%, 10/1/16             $   523,370
 Aaa       AAA         500     University of Hawaii Board
                               of Regents, University
                               System, (AMBAC), 5.65%, 10/1/12         525,850
--------------------------------------------------------------------------------
                                                                   $ 1,049,220
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 8.9%
--------------------------------------------------------------------------------
 Aaa       AAA      $1,000     Hawaii State Department of
                               Budget and Finance, (Hawaiian
                               Electric Co.), (MBIA), (AMT),
                               5.65%, 10/1/27                      $ 1,038,729
 Aaa       AAA         500     Hawaii State Department of Budget
                               and Finance, (Hawaiian Electric
                               Co., Inc.), (AMT), (MBIA),              550,825
                               6.60%, 1/1/25
 Aaa       AAA         100     Puerto Rico Electric Power
                               Authority, "STRIPES", (FSA),
                               Variable Rate, 7/1/03/(1)/              113,125
--------------------------------------------------------------------------------
                                                                   $ 1,702,679
--------------------------------------------------------------------------------

Insured-General Obligations -- 16.7%
--------------------------------------------------------------------------------
 Aaa       AAA      $  350     Hawaii County, (FGIC),
                               5.55%, 5/1/10                       $   377,748
 Aaa       AAA         400     Hawaii State, (FGIC),
                               5.00%, 10/1/17                          393,436
 Aaa       AAA         250     Honolulu, (FGIC), 5.00%, 11/1/16        247,473
 Aaa       AAA         305     Kauai County, (MBIA), 5.90%, 2/1/14     325,151
 Aaa       AAA         910     Maui County, (FGIC), 5.00%, 9/1/17      895,131


                       See notes to financial statements

Hawaii Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
------------------- Principal
                    Amount
          Standard  (000's
Moody's   & Poor's  omitted)   Security                            Value
--------------------------------------------------------------------------------

Insured-General Obligations (continued)
--------------------------------------------------------------------------------
 Aaa      AAA       $  250     Maui County, (FGIC),
                               5.25%, 3/1/18                       $   252,475
 Aaa      AAA          420     Maui County, (FGIC),
                               5.30%, 9/1/14                           430,135
 Aaa      AAA          250     Maui County, (FGIC),
                               5.75%, 1/1/13                           262,275
--------------------------------------------------------------------------------
                                                                   $ 3,183,824
--------------------------------------------------------------------------------

Insured-Hospitals -- 3.1%
--------------------------------------------------------------------------------
 Aaa      AAA       $  500     Hawaii State Department of Budget
                               and Finance, (Queens Health
                               System), (MBIA), 5.00%, 7/1/28      $   478,675
 Aaa      AAA          100     Hawaii State Department of Budget
                               and Finance, (St. Francis Medical
                               Center), (CGIC), 6.50%, 7/1/22          108,596
--------------------------------------------------------------------------------
                                                                   $   587,271
--------------------------------------------------------------------------------

Insured-Housing -- 2.7%
--------------------------------------------------------------------------------
 Aaa      AAA       $  485     Honolulu, Mortgage Revenue Bonds,
                               (Smith Beretania), (FHA Insured)
                               (MBIA), 7.80%, 7/1/24               $   518,785
--------------------------------------------------------------------------------
                                                                   $   518,785
--------------------------------------------------------------------------------

Insured-Transportation -- 9.9%
--------------------------------------------------------------------------------
 Aaa      AAA       $  500     Hawaii State Airports System,
                               (AMT), (FGIC), 7.50%, 7/1/20        $   537,125
 Aaa      AAA          100     Hawaii State Airports System,
                               (AMT), (MBIA), 6.90%, 7/1/12            119,049
 Aaa      AAA          245     Hawaii State Airports System,
                               (AMT), (MBIA), 7.00%, 7/1/18            265,578
 Aaa      AAA          650     Hawaii State Harbor Revenue,
                               (AMT), (FGIC), 6.375%, 7/1/24           706,186
 Aaa      AAA          250     Hawaii State Harbor Revenue,
                               (AMT), (MBIA), 7.00%, 7/1/17            266,290
--------------------------------------------------------------------------------
                                                                   $ 1,894,228
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.3%
--------------------------------------------------------------------------------
 NR       BBB-      $  250     Virgin Islands PFA,
                               5.625%, 10/1/25                     $   254,213
--------------------------------------------------------------------------------
                                                                   $   254,213
--------------------------------------------------------------------------------

Transportation -- 11.2%
--------------------------------------------------------------------------------
 NR       BBB       $  200     Guam Airport Authority, (AMT),
                               6.70%, 10/1/23                      $   218,730
 Aa3      AA           715     Hawaii State Highway Revenue,
                               5.00%, 7/1/12                           715,179
 Aa3      AA           250     Hawaii State Highway Revenue,
                               5.50%, 7/1/18                           264,663
 Baa1     A          1,000     Puerto Rico Highway and
                               Transportation Authority,
                               4.75%, 7/1/38                           938,099
--------------------------------------------------------------------------------
                                                                   $ 2,136,671
--------------------------------------------------------------------------------

Water and Sewer -- 3.3%
--------------------------------------------------------------------------------
 Aa3      AA        $  600     Honolulu, Water Supply System,
                               5.80%, 7/1/16                       $   638,130
--------------------------------------------------------------------------------
                                                                   $   638,130
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
    (identified cost $17,916,593)                                  $19,097,954
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The portfolio invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by the economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 46.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 0.6% to 21.5% of total investments.

/(1)/ Security has been issued as an inverse floater bond.


                       See notes to financial statements

Kansas Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)
--------------------
                      Principal
                      Amount
            Standard  (000's
Moody's     & Poor's  omitted)   Security                          Value
--------------------------------------------------------------------------------

Electric Utilities -- 1.4%
--------------------------------------------------------------------------------
NR          BBB       $  150     Guam Power Authority,
                                 6.625%, 10/1/14                   $   166,053
--------------------------------------------------------------------------------
                                                                   $   166,053
--------------------------------------------------------------------------------

Escrowed/Prerefunded -- 3.6%
--------------------------------------------------------------------------------
Aaa         NR        $1,000     Saline County, SFMR, 1983
                                 Series A, 0.00%, 12/1/15          $   419,850
--------------------------------------------------------------------------------
                                                                   $   419,850
--------------------------------------------------------------------------------

General Obligations -- 12.8%
--------------------------------------------------------------------------------
Aa3         NR        $  400     Douglas County, USD #497,
                                 6.00%, 9/1/15                     $   429,416
Aa1         AA           890     Johnson County, USD #229,
                                 5.00%, 10/1/16                        887,311
Baa1        A            500     Puerto Rico, 0.00%, 7/1/18            180,560
--------------------------------------------------------------------------------
                                                                   $ 1,497,287
--------------------------------------------------------------------------------

Hospitals -- 7.7%
--------------------------------------------------------------------------------
NR          NR        $  225     Atchison, (Atchison Hospital
                                 Assn.), 5.70%, 11/15/18           $   226,195
A3          NR           250     Lawrence, (Lawrence
                                 Memorial Hospital), 6.20%, 7/1/19     265,388
NR          BBB-         400     Newton, (Newton Healthcare
                                 Corp.), 5.75%, 11/15/24               402,180
--------------------------------------------------------------------------------
                                                                   $   893,763
--------------------------------------------------------------------------------

Housing -- 27.0%
--------------------------------------------------------------------------------
Aaa         NR        $   65     Kansas City, Mortgage
                                 Revenue, (AMT), (GNMA),
                                 5.30%, 5/1/07                     $    67,009
Aaa         NR            70     Kansas City, Mortgage
                                 Revenue, (AMT), (GNMA),
                                 5.30%, 11/1/07                         72,262
Aaa         NR           155     Kansas City, Mortgage
                                 Revenue, (AMT), (GNMA),
                                 5.90%, 11/1/27                        160,563
NR          AAA          360     Kansas City, Mortgage
                                 Revenue, (AMT), (GNMA),
                                 7.00%, 12/1/11                        380,966
NR          AAA          220     Kansas City, Multifamily,
                                 (FHA), 6.70%, 7/1/23                  228,510
Aa          NR           100     Kansas Development Authority,
                                 Single Family, (FHA),
                                 (Martin Creek), 6.60%, 8/1/34         104,998
Aaa         A-           415     Labette County, SFMR,
                                 0.00%, 12/1/14                        184,650
Aaa         NR           130     Olathe and Labette County, SFMR,
                                 (AMT), (GNMA), 8.10%, 8/1/23          145,919
NR          AAA          195     Olathe, Mortgage Revenue,
                                 (AMT), (GNMA), 7.60%, 3/1/07          205,559
NR          AAA          250     Olathe, Multifamily,
                                 (FNMA), 6.45%, 6/1/19                 265,580
NR          AA           210     Puerto Rico Housing Finance
                                 Corp., 7.50%, 4/1/22                  221,726
Aaa         NR           225     Sedgwick and Shawnee
                                 County, SFMR, (GNMA),
                                 7.75%, 11/1/24/(1)/                   258,563
Aaa         NR           390     Sedgwick County, SFMR,
                                 (GNMA), 8.00%, 5/1/25                 439,764
Aaa         NR            40     Sedgwick County, SFMR,
                                 (GNMA), 8.20%, 5/1/14                  45,018
NR          AAA          350     Wichita, Multifamily,
                                 (Broadmoor Chelsea
                                 Apartments), (AMT), (FNMA),
                                 5.65%, 7/1/16                         360,605
--------------------------------------------------------------------------------
                                                                   $ 3,141,692
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 3.7%
--------------------------------------------------------------------------------
Baa3        BBB-      $  250     Puerto Rico Port Authority,
                                 (American Airlines), (AMT),
                                 6.25%, 6/1/26                     $   270,288
NR          NR           160     Topeka IDA, (Resers Fine Foods,
                                 Inc.), (AMT), 5.40%, 4/1/05           158,061
--------------------------------------------------------------------------------
                                                                   $   428,349
--------------------------------------------------------------------------------

Insured-Education -- 2.1%
--------------------------------------------------------------------------------
Aaa         AAA       $  250     Johnson County Community
                                 College, (Student Commons
                                 And Parking Systems),
                                 (MBIA), 5.05%, 11/15/21           $   247,448
--------------------------------------------------------------------------------
                                                                   $   247,448
--------------------------------------------------------------------------------

Insured-Electric Utilities -- 7.6%
--------------------------------------------------------------------------------
Aaa         AAA       $  345     Burlington PCR, (Kansas Gas
                                 & Electric Co.), (MBIA),
                                 7.00%, 6/1/31(1)                  $   374,818
Aaa         AAA          100     Puerto Rico Electric Power
                                 Authority, "STRIPES",
                                 (FSA), Variable Rate, 7/1/02/(2)/     110,250


                       See notes to financial statements

Kansas Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



Ratings (Unaudited)
--------------------
                      Principal
            Standard  Amount
            &         (000's
Moody's     Poor's    omitted)   Security                          Value
--------------------------------------------------------------------------------

Insured-Electric Utilities (continued)
--------------------------------------------------------------------------------
Aaa         AAA       $  400     Wellington Electric Waterworks
                                 And Authority Revenue, (AMBAC),
                                 5.20%, 5/1/23                     $   400,724
--------------------------------------------------------------------------------
                                                                   $   885,792
--------------------------------------------------------------------------------

Insured-General Obligations -- 9.8%
--------------------------------------------------------------------------------
Aaa         AAA       $  200     County of Johnson Unified School
                                 District, (FGIC), 6.00%, 10/1/16  $   225,214
Aaa         AAA          150     Garnett, Combined Utility
                                 Revenue Bonds, (MBIA),
                                 6.00%, 10/1/17                        160,316
Aaa         AAA          200     Kansas City, Utility Systems,
                                 (FGIC), 6.375%, 9/1/23                222,806
Aaa         AAA          250     Sedgwick County, USD #267,
                                 (AMBAC), 6.15%, 11/1/09               275,728
Aaa         AAA          230     Sedgwick County, USD #267,
                                 (AMBAC), 6.15%, 11/1/10               253,161
--------------------------------------------------------------------------------
                                                                   $ 1,137,225
--------------------------------------------------------------------------------

Insured-Hospitals -- 13.0%
--------------------------------------------------------------------------------
Aaa         NR        $  250     Kansas State DFA, (Medical Center
                                 Inc.), (MBIA), 5.50%, 11/15/22    $   257,398
Aaa         AAA          500     Kansas State DFA, (St. Luke's),
                                 (MBIA), 5.375%, 11/15/26              509,055
Aaa         AAA          500     Kansas State DFA, (Stormont-Vail)
                                 (MBIA), 5.80%, 11/15/11               536,259
Aaa         AAA          200     Olathe, Health Facilities,
                                 (Evangelical Lutheran Good
                                 Samaritan Society), (AMBAC),
                                 6.00%, 5/1/19                         214,388
--------------------------------------------------------------------------------
                                                                   $ 1,517,100
--------------------------------------------------------------------------------

Insured-Housing -- 3.4%
--------------------------------------------------------------------------------
NR          AA        $  100     Puerto Rico Housing Finance
                                 Corp., (AMBAC), 7.50%, 10/1/11    $   103,326
Aaa         AAA          180     Sedgwick County, Mortgage
                                 Loan Revenue, (MBIA),
                                 (AMT), (GNMA), 7.50%, 12/1/09         187,947
Aaa         AAA           95     Sedgwick County, Mortgage
                                 Loan Revenue, (MBIA), (AMT),
                                 (GNMA), 7.50%, 12/1/10                 99,194
--------------------------------------------------------------------------------
                                                                   $   390,467
--------------------------------------------------------------------------------

Insured-Life Care -- 4.2%
--------------------------------------------------------------------------------
Aaa         AAA       $  500     Kansas State DFA, (Sisters
                                 Of Charity Leavenworth),
                                 (MBIA), 5.00%, 12/1/25            $   485,815
--------------------------------------------------------------------------------
                                                                   $   485,815
--------------------------------------------------------------------------------

Transportation -- 3.7%
--------------------------------------------------------------------------------
NR          BBB       $  100     Guam Airport Authority,
                                 6.50%, 10/1/23                    $   108,846
NR          BBB          300     Guam Airport Authority,
                                 (AMT), 6.70%, 10/1/23                 328,095
--------------------------------------------------------------------------------
                                                                   $   436,941
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
   (identified cost $11,145,539)                                   $11,647,782
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

The Portfolio invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at July 31, 1998, 40.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 1.0% to 24.5% of total investments.

/(1)/ Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

/(2)/ Security has been issued as an inverse floater bond.


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of July 31, 1998


                                                                       Florida Insured          Hawaii              Kansas
                                                                          Portfolio            Portfolio           Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets
------------------------------------------------------------------------------------------------------------------------------------
Investments --
    Identified cost                                                      $ 22,530,409        $ 17,916,593       $ 11,145,539
    Unrealized appreciation                                                 1,695,230           1,181,361            502,243
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                                    $ 24,225,639        $ 19,097,954       $ 11,647,782
------------------------------------------------------------------------------------------------------------------------------------
Cash                                                                     $    550,112        $    102,777       $    171,334
Receivable for investments sold                                                    --                  --             15,200
Interest receivable                                                           405,094             186,869            165,127
Receivable from the Investment Adviser                                          4,598               6,085              9,145
Deferred organization expenses                                                  1,423               1,448              1,288
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                             $ 25,186,866        $ 19,395,133       $ 12,009,876
------------------------------------------------------------------------------------------------------------------------------------

Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Payable for daily variation margin on open financial futures contracts   $         --        $         --       $         62
Payable to affiliate for Trustees' fees                                            16                   2                  2
Other accrued expenses                                                          6,166               1,554              1,581
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                        $      6,182        $      1,556       $      1,645
------------------------------------------------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                $ 25,180,684        $ 19,393,577       $ 12,008,231
------------------------------------------------------------------------------------------------------------------------------------

Sources of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals                  $ 23,485,454        $ 18,212,216       $ 11,508,031
Net unrealized appreciation (computed on the basis of identified cost)      1,695,230           1,181,361            500,200
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                    $ 25,180,684        $ 19,393,577       $ 12,008,231

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Operations

For the Six Months Ended July 31, 1998

                                                                         Florida              Hawaii               Kansas
                                                                         Insured            Portfolio            Portfolio
                                                                        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income
------------------------------------------------------------------------------------------------------------------------------------
Interest                                                                $ 671,784           $ 535,079           $ 319,800
------------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                 $ 671,784           $ 535,079           $ 319,800
------------------------------------------------------------------------------------------------------------------------------------

Expenses
------------------------------------------------------------------------------------------------------------------------------------
Investment Adviser fee                                                  $  22,784           $  15,085           $   9,045
Trustees fees and expenses                                                    562                 122                 122
Custodian fee                                                               9,429               5,492               5,199
Legal and accounting services                                                  --                  --               3,359
Amortization of organization expenses                                       1,208                 961               1,092
Miscellaneous                                                               2,828               3,051               3,252
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                          $  36,811           $  24,711           $  22,069
------------------------------------------------------------------------------------------------------------------------------------
Deduct --
    Preliminary reduction of Investment Adviser fee                     $  22,784           $  15,085           $   9,045
    Preliminary allocation of expenses to the Investment Adviser            4,598               6,085               9,145
    Reduction of custodian fee                                              9,429               3,541               3,879
------------------------------------------------------------------------------------------------------------------------------------
Total expense reductions                                                $  36,811           $  24,711           $  22,069
------------------------------------------------------------------------------------------------------------------------------------

Net expenses                                                            $      --           $      --           $      --
------------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                   $ 671,784           $ 535,079           $ 319,800
------------------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)                     $   4,774           $ 231,795           $  58,514
    Financial futures contracts                                            29,927             (44,338)            (20,235)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                       $  34,701           $ 187,457           $  38,279
------------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                 $(138,295)          $(410,525)          $(126,855)
    Financial futures contracts                                            12,983              12,298               4,326
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                    $(125,312)          $(398,227)          $(122,529)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized loss                                        $ (90,611)          $(210,770)          $ (84,250)
------------------------------------------------------------------------------------------------------------------------------------

Net increase in net assets from operations                              $ 581,173           $ 324,309           $ 235,550
------------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended July 31, 1998

                                                                               Florida Insured      Hawaii               Kansas
Increase (Decrease) in Net Assets                                                Portfolio         Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                      $   671,784       $    535,079        $   319,800
    Net realized gain                                                               34,701            187,457             38,279
    Net change in unrealized appreciation (depreciation)                          (125,312)          (398,227)          (122,529)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                     $   581,173       $    324,309        $   235,550
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                              $ 2,072,110       $  1,124,326        $   852,247
    Withdrawals                                                                 (2,322,672)        (1,919,192)          (498,190)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions                $  (250,562)      $   (794,866)       $   354,057
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                          $   330,611       $   (470,557)       $   589,607
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                         $24,850,073       $ 19,864,134        $11,418,624
------------------------------------------------------------------------------------------------------------------------------------
At end of period                                                               $25,180,684       $ 19,393,577        $12,008,231
------------------------------------------------------------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 1998

                                                                       Florida Insured        Hawaii              Kansas
Increase (Decrease) in Net Assets                                         Portfolio          Portfolio            Portfolio
------------------------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                              $   1,337,092        $  1,031,743        $    666,134
    Net realized gain                                                        301,794             269,040              86,194
    Net change in unrealized appreciation (depreciation)                     811,156             513,990             382,975
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                             $   2,450,042        $  1,814,773        $  1,135,303
------------------------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                      $   5,342,239        $  4,723,447        $  1,495,952
    Withdrawals                                                           (7,146,067)         (2,688,011)         (2,948,351)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital transactions        $  (1,803,828)       $  2,035,436        $ (1,452,399)
------------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets                                  $     646,214        $  3,850,209        $   (317,096)
------------------------------------------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------------------------------------------
At beginning of year                                                   $  24,203,859        $ 16,013,925        $ 11,735,720
------------------------------------------------------------------------------------------------------------------------------------
At end of year                                                         $  24,850,073        $ 19,864,134        $ 11,418,624
------------------------------------------------------------------------------------------------------------------------------------






                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                        Florida Insured Portfolio                                  Hawaii Portfolio
                         ----------------------------------------------------  -----------------------------------------------------
                         Six Months Ended        Year Ended January 31,        Six Months Ended       Year Ended January 31,
                         July 31, 1998      ---------------------------------  July 31, 1998      ----------------------------------
                         (Unaudited)         1998     1997     1996     1995*  (Unaudited)         1998     1997    1996    1995*
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                  0.08%+    0.07%    0.09%    0.07%    0.01%+           0.04%+    0.03%    0.04%    0.06%    0.06%+
Net expenses after
  custodian fee
  reduction                        0.00%+    0.00%    0.02%    0.00%      --             0.00%+    0.00%    0.00%    0.00%      --
Net investment income              5.47%+    5.63%    5.76%    5.82%    5.73%+           5.55%+    5.70%    5.96%    6.01%    6.03%+
Portfolio Turnover                    2%       34%      36%      32%      33%              16%       27%      21%      19%      66%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  period (000's
  omitted)                      $25,181   $24,850  $24,204  $21,416  $14,400          $19,394   $19,864  $16,014  $15,578  $12,865
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolios may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses/(1)/                      0.30%+    0.48%    0.39%    0.39%    0.41%+           0.26%+    0.46%    0.43%    0.41%    0.38%+
Expenses after custodian fee
    reduction                      0.22%+    0.41%    0.32%    0.32%      --             0.22%+    0.43%    0.39%    0.35%      --
Net investment income              5.25%+    5.22%    5.46%    5.50%    5.33%+           5.33%+    5.27%    5.57%    5.66%    5.70%+
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
/(1)/ The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolios to increase their expense ratios by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the prior periods have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                                                 Kansas Portfolio
                                                                           ---------------------------------------------------------
                                                                           Six Months Ended           Year Ended January 31,
                                                                           July 31, 1998    ----------------------------------------
                                                                           (Unaudited)         1998       1997     1996     1995*
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets:+
------------------------------------------------------------------------------------------------------------------------------------
Net expenses/(1)/                                                                    0.07%+     0.05%     0.08%     0.09%     0.01%+
Net expenses after custodian fee reduction                                           0.00%+     0.00%     0.00%     0.00%       --
Net investment income                                                                5.57%+     5.79%     5.91%     5.93%     5.68%+
Portfolio Turnover                                                                     23%        17%       49%       21%       12%
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                                        $ 12,008   $ 11,419   $11,736   $11,609   $ 8,306
------------------------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios would have been as follows:

Expenses /(1)/                                                                       0.39%+     0.57%     0.48%     0.50%     0.43%+
Expenses after custodian fee reduction                                               0.32%+     0.52%     0.40%     0.41%       --
Net investment income                                                                5.25%+     5.27%     5.51%     5.52%     5.26%+
------------------------------------------------------------------------------------------------------------------------------------

+     Annualized.
* For the period from the start of business, March 2, 1994, to January 31, 1995.
/(1)/ The expense ratios for the year ended January 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Portfolio to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the prior period have not been adjusted to reflect this change.


                       See notes to financial statements

Eaton Vance Municipals Portfolios as of July 31, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


1   Significant Accounting Policies
   ----------------------------------------------------------------------------
    Florida Insured Municipals Portfolio ("Florida Insured Portfolio"), Hawaii Municipals Portfolio ("Hawaii Portfolio") and Kansas Municipals Portfolio ("Kansas Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940, as amended, as non-diversified open-end management investment companies. The Portfolios were organized as trusts under the laws of the State of New York on May 1, 1992 for the Hawaii Portfolio and October 25, 1993 for the Florida Insured Portfolio and the Kansas Portfolio. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

    C Income Taxes -- The Portfolios are treated as partner- ships for Federal tax purposes. No provision is made by the Portfolios for Federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios' net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

    D Deferred Organization Expenses -- Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by a Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

    G When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued or delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery

Eaton Vance Municipals Portfolios as of July 31, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    basis are marked-to-market daily and begin accruing interest on settlement date.

    H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reflected as a reduction of expenses on the Statement of Operations.

    I Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    J Other -- Investment transactions are accounted for on a trade date basis.

    K Interim Financial Statements -- The interim financial statements relating to July, 31, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

 2  Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended July 31, 1998, each Portfolio incurred advisory fees as follows:

    Portfolio                                 Amount         Effective Rate*
   -----------------------------------------------------------------------------
    Florida Insured                           $22,784            0.19%
    Hawaii                                     15,085            0.16%
    Kansas                                      9,045            0.16%

    * As a percentage of average daily net assets.

    To enhance the net income of the Florida Insured Portfolio, Hawaii Portfolio and Kansas Portfolio, BMR made a reduction of its fee in the amount of $22,784, $15,085 and $9,045, respectively, and $4,598, $6,085 and $9,145, respectively, of expenses related to the operation of the Portfolios were allocated to BMR. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

    Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

    Trustees of the Portfolios that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1998, no significant amounts have been deferred.

 3  Investments
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than U.S. Government securities, put option transactions and short-term obligations, for the six months ended July 31, 1998, were as follows:

    Florida Insured Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                  $  397,822
    Sales                                                         506,940


    Hawaii Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                  $3,117,994
    Sales                                                       3,201,605


    Kansas Portfolio
    ----------------------------------------------------------------------------
    Purchases                                                  $2,837,022
    Sales                                                       2,611,636

Eaton Vance Municipals Portfolios as of July 31, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at July 31, 1998, as computed on a federal income tax basis, are as follows:

    Florida Insured Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                      $    22,530,409
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                       $     1,709,749

    Gross unrealized depreciation                               (14,519)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                         $     1,695,230
    ----------------------------------------------------------------------------

    Hawaii Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                      $    17,916,593
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                       $     1,189,369

    Gross unrealized depreciation                                (8,008)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                         $     1,181,361
    ----------------------------------------------------------------------------

    Kansas Portfolio
    ----------------------------------------------------------------------------
    Aggregate Cost                                      $    11,145,539
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                       $       515,748

    Gross unrealized depreciation                               (13,505)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                         $       502,243
    ----------------------------------------------------------------------------


5   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolios solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each fund or portfolio based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Florida Insured Portfolio, the Hawaii Portfolio and the Kansas Portfolio did not have any significant borrowings or allocated fees during the period ended July 31, 1998.

6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

    The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at July 31, 1998, is as follows:


                 Futures
                 Contracts
                 Expiration                                      Net Unrealized
    Portfolio    Date            Contracts           Positions   Depreciation
    ---------------------------------------------------------------------------
    Kansas       9/98         2 U.S. Treasury Bond       Short           $2,043
    ---------------------------------------------------------------------------


    At July 31, 1998, the Portfolio had sufficient cash and/or securities to cover margin requirements on open futures contracts.

Municipals Portfolio as of July 31, 1998
INVESTMENT MANAGEMENT


Municipals Portfolios
                     Officers                                       Independent Trustees

                     Thomas J. Fetter                               Donald R. Dwight
                     President and Portfolio Manager                President, Dwight Partners, Inc.
                     of Florida Insured Municipals
                     Portfolio
                                                                    Samuel L. Hayes, III
                     James B. Hawkes                                Jacob H. Schiff Professor of Investment
                     Vice President and Trustee                     Banking, Harvard University Graduate School of
                                                                    Business Administration
                     Robert B. MacIntosh
                     Vice President and Portfolio                   Norton H. Reamer
                     Manager of Hawaii Municipals                   Chairman and Chief Executive Officer,
                     Portfolio                                      United Asset Management Corporation

                     Timothy T. Browse                              John L. Thorndike
                     Vice President and Portfolio                   Formerly Director, Fiduciary Company Incorporated
                     Manager of Kansas
                     Municipals Portfolio                           Jack L. Treynor
                                                                    Investment Adviser and Consultant
                     James L. O'Connor
                     Treasurer

                     Alan R. Dynner
                     Secretary
